TRIBUTARY FUNDS, INC
1620 DODGE STREET
OMAHA, NE 68197

January 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

           Re:           Tributary Funds, Inc. (the “Registrant”)
        File Nos. 033-85982/811-08846
Post-Effective Amendment (“PEA”) No. 50

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is PEA No. 50 to the Registrant’s currently effective registration statement on Form N-1A relating to the shares of beneficial interest in the Tributary Nebraska Tax-Free Fund, a series of the Tributary Funds, Inc.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Prospectus that was filed electronically via EDGAR in PEA No. 49 (accession number 0001435109-15-001218) to the Registrant’s registration statement on December 30, 2015.

If you have any questions or comments concerning the foregoing, please contact me at (402) 964-5027 or by email at david.gardels@huschblackwell.com.

Sincerely,

/s/ David E. Gardels
David E. Gardels

Counsel to the Registrant
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